Christopher M. Grinnell Talcott Resolution Life Inc. 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-791-0750 christopher.grinnell@talcottresolution.com
December 15, 2021
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:     Union Security Insurance Company Variable Account D (“Registrant”)
    Post-Effective Amendment No. 29
    File No. 333-65233 Triple Crown

Ladies and Gentlemen:
On behalf of Union Security Insurance Company (the “Company”) and Variable Account D of Union Security Insurance Company (the “Separate Account”), transmitted for filing is Post-Effective Amendment No. 29 (the “Amendment”) to the Separate Account’s registration statement on Form N-4 for a certain variable annuity contract issued through the Separate Account. The contract includes a fixed income option with potential market value adjustments, which is supported by the Company's general account and is registered on Form S-1 (File No. 255257). The prospectuses for the Form N-4 and Form S-1 registration statements are combined. The Company will file a post-effective amendment to the corresponding Form S-1 registration statement at a later date, with the expectation that the amended registrations will go effective on the same date, to be no later than May 2, 2022.
The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (the “1933 Act”). The primary purpose of the Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the "Release").
At a future date, the Company intends to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for making substantially identical changes (in terms of overall compliance with the Release) to other registration statements for similar contracts.
The Company does not currently intend to rely on Rule 498A with respect to this registration statement (or any registration statement for which the Company will request template relief as described above, except for File No. 033-19421 for which the company does intend to rely on Rule 498A). However, the Company reserves the right to rely in the future on Rule 498A with respect to the Form N-4 component of the registration statements should such reliance be permissible in the future.
If you have any questions concerning this filing, please call me at (860) 791-0750.

Sincerely,

Very truly yours,

/s/ Christopher M. Grinnell
Christopher M. Grinnell
Associate General Counsel

Enclosure